Insurance revenue (Tables)	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Summary of Amounts Related to Changes in Liability for Remaining Coverage

	2024		2023		2022

Amounts related to changes in liability for remaining coverage	Insurance contracts	Investment contracts with DPF	Insurance contracts	Investment contracts with DPF	Insurance contracts	Investment contracts with DPF

Expected insurance claims and expenses	7,870	32	8,383	32	9,092	49

Earnings released from contractual service margin	958	33	952	17	1,029	11

Release of risk adjustment for non-financial risk	295	14	340	15	320	14

Allocated portion of consideration that relates to recovery acquisition costs	553	-	558	-	545	-

Other	(19)	-	(39)	-	(42)	-

Contracts not measured under the PAA	9,656	80	10,195	64	10,944	74

Contracts measured under the PAA	104	-	127	-	233	-

Total Insurance revenue	9,761	80	10,322	64	11,178	74

Summary of Revenue Recognized on Insurance and Investments Contracts

Revenue recognized on contracts in-force on the transition date to IFRS 17	2024	2023	2022

Insurance contracts

Related to contracts transitioned under the modified retrospective method	529	514	559

Related to contracts transitioned under the fair value approach	8,053	8,707	9,513

Other contracts	1,178	1,101	1,105

Total revenue reported in the period	9,761	10,322	11,178

Investment contracts with discretionary participating features

Related to contracts transitioned under the fair value approach	80	64	74

Total revenue reported in the period	80	64	74